Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Changes in property, plant and equipment are as follows:

	December 31, 2023
	Buildings	Facilities	Machinery and equipment	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	Works in progress	Vessels	Aircraft	Total
Cost
Opening balance	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133
Transfers	15,420	212	28,337	2,038	1,080	40,023	1,211	(45,642)	17,155	5,763	65,597
Additions	18,555	624	79,285	1,363	705	42,626	2,659	65,363	2,529	51,693	265,402
Write-offs	(940)	—	(7,496)	(243)	(222)	(37,689)	(1,359)	(3,882)	(86)	(3,858)	(55,775)
Business combination (*)	1,969	408	246,517	1,308	685	37,077	—	1,831	3,050	—	292,845
Fair value-added value	—	—	1,188	(127)	440	994	34	—	—	—	2,529
Exchange-rate change	(2,608)	(1)	(3,886)	(745)	(932)	(13,933)	(470)	—	(57)	—	(22,632)
Balance	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099

Accumulated depreciation
Opening balance	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)
Transfers	(8,006)	(7)	(13,343)	(954)	383	(15,224)	(268)	—	—	(32)	(37,451)
Depreciation	(2,158)	(102)	(36,876)	(4,696)	(2,319)	(26,816)	(3,434)	—	(1,288)	(4,398)	(82,087)
Write-offs	278	3	7,677	—	478	23,836	332	—	23	1,308	33,935
Business combination (*)	(376)	(152)	(178,570)	(653)	(310)	(17,384)	—	—	(769)	—	(198,214)
Fair value-added value	—	—	(496)	7	(95)	(1,236)	(3)	—	(292)	(1,642)	(3,757)
Exchange-rate change	443	—	(1,090)	529	650	10,209	326	—	21	—	11,088
Balance	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)

Cost	59,212	1,665	584,206	22,340	11,965	396,779	43,541	58,355	54,824	127,212	1,360,099
Depreciation and amortization	(19,108)	(353)	(307,235)	(15,700)	(7,252)	(186,873)	(12,377)	—	(8,452)	(15,188)	(572,538)
	40,104	1,312	276,971	6,640	4,713	209,906	31,164	58,355	46,372	112,024	787,561

(*) purchase of investees conforms informed in note 7.

	December 31, 2022
	Buildings	Facilities	Machinery and equipment	IT equipment	Furniture and fixtures	Vehicles	Leasehold improvements	Works in progress	Vessels	Aircraft	Total
Cost
Opening balance	20,712	229	197,984	6,503	7,115	265,670	10,228	46,441	6,084	—	560,966
Transfers	6,048	97	(22,914)	(950)	507	(8,094)	21,109	(31,180)	4,473	(30)	(30,934)
Additions	2,268	96	75,884	3,137	2,251	90,168	10,894	30,631	642	17,335	233,306
Write-offs	(1,531)	—	(14,254)	(2,304)	(116)	(10,856)	(969)	(9,871)	(3,821)	—	(43,722)
Initial purchase amount	1,707	—	14,956	13,048	863	10,456	541	4,667	19,341	39,887	105,466
Business combination (*)	15	—	4,304	26	61	1,785	—	—	5,837	16,422	28,450
Exchange-rate change	(2,403)	—	(15,699)	(714)	(472)	(21,448)	(337)	(3)	(323)	—	(41,399)
Balance	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133

Accumulated depreciation
Opening balance	(5,951)	(64)	(101,224)	(3,099)	(5,232)	(142,749)	(5,288)	—	(963)	—	(264,570)
Transfers	(3,875)	—	14,434	229	(157)	(3,821)	(66)	—	—	9	6,753
Depreciation	(2,696)	(31)	(22,120)	(1,390)	(1,168)	(31,784)	(4,942)	—	(960)	(3,645)	(68,736)
Write-offs	919	—	12,829	1,085	260	6,798	955	—	604	—	23,450
Initial purchase amount	(53)	—	(2,950)	(7,194)	(212)	(4,544)	(246)	—	(4,590)	(5,419)	(25,208)
Business combination (*)	(1)	—	(92)	(5)	(2)	(116)	—	—	(292)	(1,369)	(1,877)
Exchange-rate change	2,368	—	14,586	441	472	15,958	257	—	54	—	34,136
Balance	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)

Cost	26,816	422	240,261	18,746	10,209	327,681	41,466	40,685	32,233	73,614	812,133
Depreciation and amortization	(9,289)	(95)	(84,537)	(9,933)	(6,039)	(160,258)	(9,330)	—	(6,147)	(10,424)	(296,052)
	17,527	327	155,724	8,813	4,170	167,423	32,136	40,685	26,086	63,190	516,081

(*) purchase of investees conforms informed in note 7.

Summary of property, plant and equipment depreciation rates [Table Text Block]
The depreciation rates are as follows:

Assets	Useful life (in years)	Annual weighted average rate (%)
Aircrafts	10	10.00
Leasehold improvements	3–25	16.15
Buildings	10–25	4.90
Vessels	5–20	8.00
Tools	4–10	10.00
Equipment	2–10	21.76
Facilities	3–10	10.83
Software license	5	20.00
Machinery and equipment	3–20	15.56
Machinery and equipment – fleets	3–10	10.00
Furniture and fixtures	3–10	13.83
Software	5	20.76
Vehicles	3–10	19.80
Vehicles – Fleet	2–10	20.00

Summary of property, plant and equipment impairment [Table Text Block]
The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

In percent	%
Discount rate	20.19
Terminal value growth rate	3.4

Summary of property, plant and equipment right of use assets [Table Text Block]

	Opening balance on January 1st, 2023	New agreements	write-offs	Transfers	Non-cash transfer	Opening Balance	Exchange-rate change	Depreciation	Cost	Accumulated depreciation	Net value December 31, 2023

Right-of-use	68,275	129,551	(12,130)	(29,269)	(4,563)	28	(3,937)	(59,218)	178,134	(89,397)	88,737

	68,275	129,551	(12,130)	(29,269)	(4,563)	28	(3,937)	(59,218)	178,134	(89,397)	88,737

	Opening balance on January 1st, 2022	New agreements	Transfers	Exchange-rate change	Business Combination	Depreciation	Cost	Accumulated depreciation	Net value December 31, 2022

Right-of-use	35,225	32,590	18,350	(1,933)	14,610	(30,567)	129,670	(61,395)	68,275

	35,225	32,590	18,350	(1,933)	14,610	(30,567)	129,670	(61,395)	68,275